OTHER NON-CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non-current liabilities
The components of other non-current liabilities are as follows:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities	$533	$437
Lease liabilities(1)	896	875
Derivative liabilities	304	272
Provisions	111	105
Deferred revenue	14	14
Total other non-current liabilities	$1,858	$1,703
(1)For the three and six months ended June 30, 2021, interest expense relating to total lease liabilities (see Note 15, Accounts Payable And Other Liabilities for the current portion) was $15 million and $30 million (2020 - $15 million and $29 million), respectively.